Northern Lights Fund Trust IV

Inspire International ESG ETF

Incorporated herein by reference is the definitive version of the Prospectus for Inspire International ESG ETF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 23, 2019 (SEC Accession No.: 0001580642-19-005672).